RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 2,023	$ 1,588	$ 3,529
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses	176	222	390
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses	881	708	605
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses	86	156	138
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses	531	114	1,891
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses	206	238	222
Other
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 143	$ 150	$ 282